Other liabilities - Summary of other liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Other liabilities [abstract]
Net defined benefit liability	€ 350	€ 483
Other post-employment benefits	83	84
Other staff-related liabilities	490	526
Share-based payment plan liabilities	2	6
Other taxation and social security contributions	435	442
Rents received in advance	15	9
Costs payable	2,018	2,111
Amounts to be settled	4,877	4,741
Lease liabilities	1,339	1,507
Other	1,999	2,921
Other liabilities	€ 11,609	€ 12,829